Provision for Legal and Administrative Claims - Schedule of Provision for Legal and Administrative Claims (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	R$ 17,484	R$ 11,063
Constitution	274,864	23,523
Reversal	(18,557)	(7,195)
Reversal due to payment	(19,068)	(9,907)
Closing balance	254,723	17,484
Civil Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	8,256	6,652
Constitution	43,899	14,738
Reversal	(12,976)	(3,334)
Reversal due to payment	(18,940)	(9,800)
Closing balance	20,239	8,256
Labor Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	9,228	4,411
Constitution	19,175	8,785
Reversal	(5,581)	(3,861)
Reversal due to payment	(128)	(107)
Closing balance	22,694	9,228
Tax Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance
Constitution	211,790
Reversal
Reversal due to payment
Closing balance	R$ 211,790